Schedule of Investments (unaudited)	iShares® MSCI Global Energy Producers ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.8%
Beach Energy Ltd.	65,612	$59,258
Boss Energy Ltd. (a)(b)	13,912	24,805
Karoon Energy Ltd.(a)	23,218	29,983
New Hope Corp. Ltd.	24,234	72,722
Paladin Energy Ltd.(a)	116,560	41,337
Santos Ltd.	139,517	660,435
Strike Energy Ltd.(a)(b)	81,186	25,335
Terracom Ltd.	22,936	7,312
Whitehaven Coal Ltd.	37,579	138,479
Woodside Energy Group Ltd.	80,239	1,775,450
Yancoal Australia Ltd., NVS	11,160	33,101
		2,868,217
Austria — 0.3%
OMV AG	6,113	273,059

Brazil — 1.2%
3R Petroleum Oleo E Gas SA(a)	8,753	52,294
3R Petroleum Oleo E Gas SA	1,385	8,176
Enauta Participacoes SA	5,076	12,777
Petro Rio SA(a)	31,869	214,772
Petroleo Brasileiro SA	157,254	905,404
Petroreconcavo SA	5,262	17,871
		1,211,294
Canada — 8.5%
Advantage Energy Ltd.(a)	7,546	40,635
Africa Oil Corp.	15,985	34,148
ARC Resources Ltd.	26,260	316,474
Athabasca Oil Corp.(a)	24,252	50,737
Baytex Energy Corp.(a)(b)	22,560	71,128
Birchcliff Energy Ltd.(b)	11,304	63,785
Cameco Corp.	18,302	509,490
Canadian Natural Resources Ltd.	46,793	2,520,790
Cardinal Energy Ltd.(b)	5,640	28,377
Cenovus Energy Inc.	60,465	966,104
Crescent Point Energy Corp.	22,907	144,445
Crew Energy Inc.(a)	5,640	20,566
Denison Mines Corp.(a)	32,712	34,941
Energy Fuels Inc./Canada(a)	6,486	38,080
Enerplus Corp.	9,461	130,468
Freehold Royalties Ltd.	5,561	57,351
Frontera Energy Corp.(a)	2,444	19,228
Headwater Exploration Inc.	9,450	45,109
Imperial Oil Ltd.	8,819	400,314
International Petroleum Corp.(a)	3,973	33,423
Kelt Exploration Ltd.(a)	6,580	25,641
MEG Energy Corp.(a)	11,315	170,954
NexGen Energy Ltd.(a)	16,826	64,949
NuVista Energy Ltd.(a)	7,332	58,278
Obsidian Energy Ltd.(a)	2,820	15,518
Paramount Resources Ltd., Class A	3,301	69,279
Parex Resources Inc.	4,512	90,838
Peyto Exploration & Development Corp.	6,956	56,109
Pipestone Energy Corp.	4,888	8,750
PrairieSky Royalty Ltd.	9,033	151,581
Spartan Delta Corp.	5,452	59,801
Suncor Energy Inc.	56,400	1,580,031
Surge Energy Inc.	3,596	19,788
Tamarack Valley Energy Ltd.	20,682	51,191
Security	Shares	Value

Canada (continued)
Topaz Energy Corp.	3,760	$57,113
Tourmaline Oil Corp.	13,602	568,629
Vermilion Energy Inc.	6,674	72,615
Whitecap Resources Inc.	25,344	173,441
		8,820,099
China — 1.6%
AAG Energy Holdings Ltd.(a)(c)	67,000	15,151
CGN Mining Co. Ltd.(a)	90,000	9,423
China Coal Energy Co. Ltd., Class H.	91,000	68,804
China Shenhua Energy Co. Ltd., Class A	17,400	69,016
China Shenhua Energy Co. Ltd., Class H	142,000	448,906
Guanghui Energy Co. Ltd., Class A	18,800	19,164
Inner Mongolia Dian Tou Energy Corp. Ltd.	5,800	10,820
Inner Mongolia Yitai Coal Co. Ltd., Class B	46,200	59,602
Jizhong Energy Resources Co. Ltd.	9,700	9,909
Kinetic Development Group Ltd.	110,000	8,429
PetroChina Co. Ltd., Class A	53,600	56,460
PetroChina Co. Ltd., Class H	890,000	575,286
Pingdingshan Tianan Coal Mining Co. Ltd.	7,000	7,853
Productive Technologies Co. Ltd.(a)	188,000	18,247
Shaanxi Coal Industry Co. Ltd., Class A	23,500	55,348
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	7,300	12,800
Shanxi Coking Coal Energy Group Co. Ltd., Class A	14,110	19,524
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	9,400	24,703
Yankuang Energy Group Co. Ltd., Class A	6,900	26,296
Yankuang Energy Group Co. Ltd., Class H	66,000	167,341
		1,683,082
Finland — 0.7%
Neste OYJ	17,878	675,455

France — 5.4%
Etablissements Maurel et Prom SA	2,444	9,592
TotalEnergies SE	99,974	5,641,612
		5,651,204
Greece — 0.1%
Hellenic Energy Holdings SA	2,971	25,367
Motor Oil Hellas Corinth Refineries SA	2,766	71,449
		96,816
Hong Kong — 0.0%
United Energy Group Ltd.(a)(b)	352,000	47,220

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	19,045	155,056

India — 4.5%
Bharat Petroleum Corp. Ltd.	33,830	148,543
Coal India Ltd.	65,387	190,446
Gujarat Mineral Development Corp. Ltd.	3,666	7,420
Hindustan Petroleum Corp. Ltd.	25,850	81,476
Indian Oil Corp. Ltd.	117,844	128,120
Oil & Natural Gas Corp. Ltd.	132,907	248,536
Oil India Ltd.	11,280	35,046
Reliance Industries Ltd.	98,099	2,924,808
Reliance Industries Ltd., GDR(c)	15,366	907,772
		4,672,167
Indonesia — 0.3%
Adaro Energy Indonesia Tbk PT	582,800	79,196
Bukit Asam Tbk PT	153,000	31,211
Bumi Resources Tbk PT(a)	3,151,200	20,181

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Energi Mega Persada Tbk PT, NVS(a)	387,600	$5,581
Harum Energy Tbk PT	112,800	10,597
Indika Energy Tbk PT	65,800	7,523
Indo Tambangraya Megah Tbk PT	18,800	27,719
Medco Energi Internasional Tbk PT	282,012	16,994
Sugih Energy Tbk PT(a)(d)	206,700	—
United Tractors Tbk PT	68,400	101,558
		300,560
Israel — 0.1%
Delek Group Ltd.	376	42,823
Equital Ltd.(a)	924	23,458
Naphtha Israel Petroleum Corp. Ltd.	1,317	5,603
Oil Refineries Ltd.	108,403	29,119
Paz Oil Co. Ltd.(a)	395	41,378
		142,381
Italy — 1.3%
Eni SpA	98,102	1,305,418
Saras SpA	23,218	27,150
		1,332,568
Japan — 1.1%
Cosmo Energy Holdings Co. Ltd.	2,636	73,866
ENEOS Holdings Inc.	124,000	411,838
Idemitsu Kosan Co. Ltd.	8,668	168,077
Inpex Corp.	41,000	430,806
Japan Petroleum Exploration Co. Ltd.	1,400	41,267
		1,125,854
Malaysia — 0.0%
Hibiscus Petroleum Bhd(b)	56,400	11,097

Norway — 1.3%
Aker BP ASA	13,067	283,303
BLUENORD ASA(a)	997	34,535
BW Energy Ltd.(a)	3,666	8,983
DNO ASA	20,899	18,643
Equinor ASA	40,257	1,021,846
		1,367,310
Philippines — 0.0%
Semirara Mining & Power Corp.	28,400	14,152

Poland — 0.3%
Polski Koncern Naftowy ORLEN SA	24,530	349,266

Portugal — 0.2%
Galp Energia SGPS SA	20,839	220,683

Russia — 0.0%
LUKOIL PJSC(d)	17,021	2
Rosneft Oil Co. PJSC(d)	47,821	6
Surgutneftegas PJSC(d)	285,010	35
Tatneft PJSC(d)	57,983	7
		50
Saudi Arabia — 1.0%
Rabigh Refining & Petrochemical Co.(a)	17,037	49,939
Saudi Arabian Oil Co.(c)	112,493	944,237
		994,176
Singapore — 0.0%
Golden Energy & Resources Ltd.(a)	27,900	19,497

South Africa — 0.1%
Exxaro Resources Ltd.	10,355	84,116
Security	Shares	Value

South Africa (continued)
Thungela Resources Ltd.	5,294	$36,748
		120,864
South Korea — 0.5%
HD Hyundai Co. Ltd.	1,880	80,910
SK Innovation Co. Ltd.(a)	2,299	327,233
S-Oil Corp.	1,883	102,332
		510,475
Spain — 0.7%
Repsol SA	56,644	767,664

Thailand — 0.5%
Bangchak Corp. PCL, NVDR	42,500	39,037
Banpu PCL, NVDR(b)	332,000	78,634
Esso Thailand PCL, NVDR	37,600	9,338
IRPC PCL, NVDR	460,600	29,357
PTT Exploration & Production PCL, NVDR	57,731	231,167
Star Petroleum Refining PCL, NVDR	85,200	20,172
Thai Oil PCL, NVDR	50,100	62,175
		469,880
Turkey — 0.1%
Turkiye Petrol Rafinerileri AS	39,602	127,824

United Arab Emirates — 0.0%
Dana Gas PJSC	144,572	32,307

United Kingdom — 12.0%
BP PLC	747,760	4,200,932
Capricorn Energy PLC	5,985	14,562
Diversified Energy Co. PLC	41,051	43,457
Energean PLC	5,671	78,304
EnQuest PLC(a)	58,844	10,715
Genel Energy PLC	6,768	9,379
Gulf Keystone Petroleum Ltd.	7,990	13,070
Harbour Energy PLC	26,265	73,401
Pantheon Resources PLC(a)(b)	5,769	1,130
Serica Energy PLC	10,470	28,182
Shell PLC	289,376	7,955,804
Tullow Oil PLC(a)(b)	44,650	13,791
		12,442,727
United States — 53.3%
Antero Resources Corp.(a)	11,186	228,306
APA Corp.	13,374	425,026
Arch Resources Inc.	752	77,719
Berry Corp.	2,256	14,213
California Resources Corp.	2,162	81,161
Callon Petroleum Co.(a)(b)	2,344	71,797
Centrus Energy Corp., Class A(a)	422	12,445
Chesapeake Energy Corp.	4,839	364,135
Chevron Corp.	76,062	11,456,458
Chord Energy Corp.	1,759	251,607
Civitas Resources Inc.	2,323	155,176
CNX Resources Corp.(a)(b)	7,521	116,199
Comstock Resources Inc.	5,864	54,652
ConocoPhillips.	51,212	5,085,352
CONSOL Energy Inc.	1,456	78,566
Coterra Energy Inc.	32,806	762,739
Crescent Energy Co., Class A	1,636	15,395
CVR Energy Inc.	1,222	28,607
Delek U.S. Holdings Inc.	2,632	57,957
Denbury Inc.(a)	2,071	186,742

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Devon Energy Corp.	27,637	$1,274,066
Diamondback Energy Inc.	7,283	926,033
Earthstone Energy Inc., Class A(a)	1,974	23,708
Enviva Inc.	1,359	11,932
EOG Resources Inc.	24,839	2,664,976
EQT Corp.	15,228	529,478
Exxon Mobil Corp.	171,538	17,527,753
Gulfport Energy Corp.(a)	510	49,480
Hess Corp.	11,678	1,479,252
HF Sinclair Corp.	6,516	270,023
Kimbell Royalty Partners LP	2,162	31,846
Kosmos Energy Ltd.(a)	19,103	113,854
Laredo Petroleum Inc.(a)(b)	634	26,305
Magnolia Oil & Gas Corp., Class A	7,711	149,054
Marathon Oil Corp.	26,421	585,489
Marathon Petroleum Corp.	18,663	1,957,935
Matador Resources Co.	4,891	215,057
Murphy Oil Corp.	6,168	214,646
Northern Oil and Gas Inc.	3,066	91,704
Occidental Petroleum Corp.	30,250	1,744,215
Ovintiv Inc.	10,308	340,886
Par Pacific Holdings Inc.(a)	2,437	51,957
PBF Energy Inc., Class A	4,902	180,443
PDC Energy Inc.	3,827	262,609
Peabody Energy Corp.(b)	5,504	99,953
Permian Res Corp., NVS	10,614	99,029
Pioneer Natural Resources Co.	9,877	1,969,869
Range Resources Corp.	10,109	276,683
Ranger Oil Corp.	846	31,091
Riley Exploration Permian Inc.	256	8,568
SandRidge Energy Inc.	1,313	17,686
SilverBow Resources Inc.(a)	564	13,468
Sitio Royalties Corp.	3,010	76,695
SM Energy Co.	5,176	136,077
Southwestern Energy Co.(a)	46,538	221,986
Talos Energy Inc.(a)	4,775	58,780
Tellurian Inc.(a)(b)	19,552	23,658
Texas Pacific Land Corp.	262	341,569
Uranium Energy Corp.(a)(b)	14,964	38,757
VAALCO Energy Inc.	4,230	16,328
Valero Energy Corp.	15,545	1,663,937
Viper Energy Partners LP	2,764	71,256
Security	Shares	Value

United States (continued)
Vitesse Energy Inc.	892	$20,596
W&T Offshore Inc.(a)(b)	4,042	15,643
		55,448,582
Total Common Stocks — 98.1%
(Cost: $86,089,780)		101,951,586

Preferred Stocks

Brazil — 1.0%
Petroleo Brasileiro SA, Preference Shares, NVS	201,225	1,036,011
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	275,500	34
Total Preferred Stocks — 1.0%
(Cost: $912,218)		1,036,045
Total Long-Term Investments — 99.1%
(Cost: $87,001,998)		102,987,631

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(e)(f)(g)	669,069	669,203
Total Short-Term Securities — 0.6%
(Cost: $669,115)		669,203
Total Investments — 99.7%
(Cost: $87,671,113)		103,656,834
Other Assets Less Liabilities — 0.3%		311,148
Net Assets — 100.0%		$103,967,982

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$504,806	$164,034	(a)	$—		$535	$(172)	$669,203	669,069	$4,445	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	160,000	—		(160,000	)(a)	—	—	—	—	5,483		—
						$535	$(172)	$669,203		$9,928		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	10	06/16/23	$802	$(47,233)
FTSE 100 Index	1	06/16/23	93	(3,560)
				$(50,793)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$65,788,780	$36,162,756	$50	$101,951,586
Preferred Stocks	1,036,011	—	34	1,036,045
Short-Term Securities
Money Market Funds	669,203	—	—	669,203
	$67,493,994	$36,162,756	$84	$103,656,834

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(47,233)	$(3,560)	$—	$(50,793)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company